SUBSEQUENT EVENTS	9 Months Ended
Dec. 02, 2017
SUBSEQUENT EVENTS	NOTE 15—SUBSEQUENT EVENTS The Company has evaluated subsequent events through May 19, 2017, which is the date of these Consolidated Financial Statements.